ACQUISITIONS, TRANSFERS AND MERGER (Details Textual) Bs. / shares in Units, Bs. in Millions, $ in Millions						1 Months Ended			2 Months Ended		12 Months Ended
	Aug. 01, 2017 PEN (S/)	Aug. 01, 2016	May 12, 2016 PEN (S/) shares	May 12, 2016 BOB (Bs.) Bs. / shares shares	Mar. 10, 2016 PEN (S/) shares	Sep. 30, 2016 PEN (S/)	Sep. 30, 2016 USD ($)	Dec. 30, 2015 shares	Aug. 01, 2016 PEN (S/)	Aug. 01, 2016 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PEN (S/) shares	Dec. 31, 2015 BOB (Bs.) shares	Jul. 20, 2016 USD ($)	Mar. 10, 2016 BOB (Bs.) shares	Feb. 24, 2016 USD ($)
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Proceeds from borrowings, classified as financing activities | S/											S/ (40,049,000)		S/ (401,257,000)		S/ 666,805,000
Credicorp Capital Ltd [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Capital contributions approved														$ 120.1			$ 106.3		$ 15.4
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities													S/ 489,900,000	26.7
Noncontrolling Interest Payable												$ 1.6
Capital Contributions Gross Approved														121.7
Credicorp Capital Holding Chile [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities														49.2
Proceeds From Own Resources														4.5
Credicorp Capital Holding Colombia [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Percentage of voting equity interests acquired		30.32%							30.32%	30.32%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities									S/ 152,400,000	$ 45.2				44.2
Proceeds From Own Resources														$ 1.0
Proportion of ownership interest in subsidiary		81.32%
Pacifico Vida [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Increase in share capital of subsidiary | S/	S/ 571,009,670
Value of common stock outstanding of subsidiary | S/	S/ 1,121,316,750
Credicorp Capital Colombia S.A. [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Percentage of voting equity interests acquired						18.68%	18.68%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities						S/ 96,100,000	$ 28.3
Proportion of ownership interest in subsidiary													100.00%	100.00%
Inversiones IMT S.A. [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Percentage of voting equity interests acquired														39.40%
Proceeds from borrowings, classified as financing activities														$ 20.0
Proportion of ownership interest in subsidiary													100.00%	100.00%
Inversiones IMT S.A. [Member] | Credicorp Capital Holding Chile [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities													S/ 241,400,000	$ 73.7
Grupo Credito S.A [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Issue of equity															S/ 383,500,000	Bs. 1,134.5
Increase (decrease) in number of shares outstanding | shares															11,344,800	11,344,800
Banco De Credito De Bolivia [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Sale Of Shares Approved | shares								14,121
Capitalization of reserves					S/ 307,400,000													Bs. 607.5
Banco De Credito Del Peru [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Sale Of Stock Value Of Shares Issued In Transaction			S/ 541,100,000	Bs. 1,116.0
Increase (decrease) in number of shares outstanding | shares					29,116
Number of shares in entity held by entity or by its subsidiaries or associates | shares					43,237													43,237
Shares authorized to sale | shares			43,237	43,237
SharePrice | Bs. / shares				Bs. 25,811.0
First Tranche [Member] | Credicorp Capital Ltd [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities | S/													340,400,000
Second Tranche [Member] | Credicorp Capital Ltd [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities | S/													S/ 149,500,000